STOCKHOLDERS EQUITY (DEFICIT) (Details Narrative) (USD $)	1 Months Ended	2 Months Ended	5 Months Ended	6 Months Ended			8 Months Ended	9 Months Ended	12 Months Ended	17 Months Ended	20 Months Ended	26 Months Ended	120 Months Ended
	Jan. 31, 2012	Mar. 30, 2012	Sep. 30, 2011	Jun. 30, 2013	Aug. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2012	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2012	Jun. 30, 2013	Jan. 26, 2022	Mar. 31, 2013	Dec. 07, 2012	Jun. 11, 2012	Jan. 26, 2012	Dec. 07, 2011	Dec. 06, 2011	Nov. 25, 2011
Equity [Abstract]
Forward Split	$ 1.362612612
Stock dividend granted	$ 0.362612612
Increased number of authorized capital common stock				200,000,000			200,000,000		200,000,000		200,000,000	200,000,000		200,000,000	200,000,000			200,000,000	75,000,000
Authorized capital, common stock par value per share				$ 0.0001			$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001			$ 0.0001	$ 0.001	$ 0.0001
Preferred stock, shares authorized				50,000,000			50,000,000		50,000,000		50,000,000	50,000,000		50,000,000	50,000,000			50,000,000
Preferred stock, par value				$ 0.0001			$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001			$ 0.0001
Capital stock exchanged for common stock															10,000,000		10,000,000
Ten-year warrants to purchase shares of common stock	$ 6,000,000												$ 6,000,000
Ten-year warrant issued, exercise price per share	$ 0.50												$ 0.50
Post-split shares cancelled	4,769,144
Post-split shares remaining, identified as float	7,500,000
Shares sold for cash	10,029,965
Share Price															$ 0.50
Proceeds from sale of shares	4,993,965								6,511,965
Issuance of common stock for advances payable	100,000					100,000			100,000		100,000	100,000
Proceeds allocated to Amicor for working capital, shares	200,000
Proceeds allocated to Amicor for legal fees, gross	300,000
Proceeds allocated to Amicor for legal fees, net	5,293,965
Proceeds allocated to Amicor for legal fees, shares	600,000
Legal Fees paid in private placement	21,000
Option to acquire rights and properties held by Pershing																	10
Ownership Interest of Pershing in Company																	26.65%
Payment on note payable - related party	1,000,000					(152,974)		152,974	(152,974)	152,974	(152,974)	(152,974)
Sold common stock in private placement		1,300,000
Sold common stock in private placement, purchase price per share																	$ 0.50
Net proceeds from sale of common stock		650,000
Principal amount of note, paid									930,000		930,000
Total balance of private placement									1,000,000		1,000,000
Final payment of note, not required									70,000		70,000
Total balance of private placement, paid									930,000		930,000
Recorded shares									10,000,000		10,000,000
Recorded shares at par value									1,000		1,000
Value of mineral rights																931,000
Common stock issued on cashless basis, shares					4,494,829
Common stock warrants issued on cashless basis, shares					6,200,000
Cancelled shares of common stock																9,806,667
Cancelled warrants in connection with Rescission Agreement																4,800,000
Additional paid in capital to Amicor Shareholders																$ 132,000